EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$996,883,673	5010.06%	0	$0	0.00%	0	$0	0.00%	8180	$996,883,673	5010.06%	0	$0	0.00%	0	$0	0.00%
TOTAL			8180	$1,000,000,595	100%	8180	$996,883,673	5010.06%	0	$0	0.00%	0	$0	0.00%	8180	$996,883,673	5010.06%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$726,121,432	3725.66%	0	$0	0.00%	0	$0	0.00%	6026	$726,121,432	3725.66%	0	$0	0.00%	0	$0	0.00%
TOTAL			6026	$725,466,489	100%	6026	$726,121,432	3725.66%	0	$0	0.00%	0	$0	0.00%	6026	$726,121,432	3725.66%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,560,900,581	3767.46%	0	$0	0.00%	0	$0	0.00%	10243	$1,560,900,581	3767.46%	0	$0	0.00%	0	$0	0.00%
TOTAL			10243	$1,125,593,429	100%	10243	$1,560,900,581	3767.46%	0	$0	0.00%	0	$0	0.00%	10243	$1,560,900,581	3767.46%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,000,747,609	3648.03%	0	$0	0.00%	0	$0	0.00%	6934	$1,000,747,609	3648.03%	0	$0	0.00%	0	$0	0.00%
TOTAL			6934	$1,001,006,146	100%	6934	$1,000,747,609	3648.02%	0	$0	0.00%	0	$0	0.00%	6934	$1,000,747,609	3648.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,984,667,992	3512.83%	0	$0	0.00%	0	$0	0.00%	14231	$1,984,667,992	3512.83%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,984,667,992	3512.83%	0	$0	0.00%	0	$0	0.00%	14231	$1,984,667,992	3512.83%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,580,897,080	3737.02%	0	$0	0.00%	0	$0	0.00%	10069	$1,580,897,080	3737.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			10069	$1,609,714,899	100%	10069	$1,580,897,080	3737.02%	0	$0	0.00%	0	$0	0.00%	10069	$1,580,897,080	3737.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$993,744,631	3560.95%	0	$0	0.00%	0	$0	0.00%	6742	$993,744,631	3560.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$993,744,631	3560.94%	0	$0	0.00%	0	$0	0.00%	6742	$993,744,631	3560.94%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$976,949,867	2599.31%	0	$0	0.00%	0	$0	0.00%	6303	$976,949,867	2599.31%	0	$0	0.00%	0	$0	0.00%
TOTAL			6303	$1,000,000,612	100%	6303	$976,949,867	2599.31%	0	$0	0.00%	0	$0	0.00%	6303	$976,949,867	2599.31%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,940,688,802	3024.90%	0	$0	0.00%	0	$0	0.00%	12382	$1,940,688,802	3024.90%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,940,688,802	3024.90%	0	$0	0.00%	0	$0	0.00%	12382	$1,940,688,802	3024.90%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$897,994,035	2636.74%	0	$0	0.00%	0	$0	0.00%	5041	$897,994,035	2636.74%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$897,994,035	2636.74%	0	$0	0.00%	0	$0	0.00%	5041	$897,994,035	2636.74%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$875,801,060	2626.23%	0	$0	0.00%	0	$0	0.00%	4188	$875,801,060	2626.23%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$875,801,060	2626.23%	0	$0	0.00%	0	$0	0.00%	4188	$875,801,060	2626.23%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,124,344,324	2019.29%	0	$0	0.00%	0	$0	0.00%	11757	$2,124,344,324	2019.29%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,124,344,324	2019.29%	0	$0	0.00%	0	$0	0.00%	11757	$2,124,344,324	2019.29%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,323,338,610	1792.08%	0	$0	0.00%	0	$0	0.00%	23364	$4,323,338,610	1792.08%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,323,338,610	1792.08%	0	$0	0.00%	0	$0	0.00%	23364	$4,323,338,610	1792.08%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,465,735,433	1470.40%	0	$0	0.00%	0	$0	0.00%	8194	$1,465,735,433	1470.40%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,465,735,433	1470.40%	0	$0	0.00%	0	$0	0.00%	8194	$1,465,735,433	1470.40%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,924,958,128	1465.14%	0	$0	0.00%	0	$0	0.00%	9976	$1,924,958,128	1465.14%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,924,958,128	1465.14%	0	$0	0.00%	0	$0	0.00%	9976	$1,924,958,128	1465.14%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,647,534,876	1530.16%	0	$0	0.00%	0	$0	0.00%	13221	$2,647,534,876	1530.16%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,647,534,876	1530.15%	0	$0	0.00%	0	$0	0.00%	13221	$2,647,534,876	1530.15%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$983,928,527	1392.20%	0	$0	0.00%	0	$0	0.00%	5052	$983,928,527	1392.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$983,928,527	1392.20%	0	$0	0.00%	0	$0	0.00%	5052	$983,928,527	1392.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,077,587,359	1539.46%	0	$0	0.00%	0	$0	0.00%	5638	$1,077,587,359	1539.46%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,077,587,359	1539.46%	0	$0	0.00%	0	$0	0.00%	5638	$1,077,587,359	1539.46%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,426,383,064	1317.81%	0	$0	0.00%	0	$0	0.00%	17236	$3,426,383,064	1317.81%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,426,383,064	1317.81%	0	$0	0.00%	0	$0	0.00%	17236	$3,426,383,064	1317.81%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,446,842,393	1274.01%	0	$0	0.00%	0	$0	0.00%	12935	$2,446,842,393	1274.01%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,446,842,393	1274.01%	0	$0	0.00%	0	$0	0.00%	12935	$2,446,842,393	1274.01%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,494,939,243	997.53%	0	$0	0.00%	0	$0	0.00%	5937	$1,494,939,243	997.53%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,494,939,243	997.53%	0	$0	0.00%	0	$0	0.00%	5937	$1,494,939,243	997.53%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,911,679,925	1190.25%	0	$0	0.00%	0	$0	0.00%	16094	$2,911,679,925	1190.25%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,911,679,925	1190.25%	0	$0	0.00%	0	$0	0.00%	16094	$2,911,679,925	1190.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,691,448,471	934.54%	0	$0	0.00%	0	$0	0.00%	14075	$2,691,448,471	934.54%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,691,448,471	934.54%	0	$0	0.00%	0	$0	0.00%	14075	$2,691,448,471	934.54%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,137,720,631	804.05%	0	$0	0.00%	0	$0	0.00%	9604	$2,137,720,631	804.05%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,137,720,631	804.05%	0	$0	0.00%	0	$0	0.00%	9604	$2,137,720,631	804.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,437,984,212	636.28%	0	$0	0.00%	0	$0	0.00%	11375	$2,437,984,212	636.28%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,437,984,212	636.28%	0	$0	0.00%	0	$0	0.00%	11375	$2,437,984,212	636.28%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$987,827,657	378.51%	0	$0	0.00%	0	$0	0.00%	4841	$987,827,657	378.51%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$987,827,657	378.51%	0	$0	0.00%	0	$0	0.00%	4841	$987,827,657	378.51%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,459,132,819	357.13%	0	$0	0.00%	0	$0	0.00%	6608	$1,459,132,819	357.13%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,459,132,819	357.13%	0	$0	0.00%	0	$0	0.00%	6608	$1,459,132,819	357.13%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,928,976,986	673.20%	0	$0	0.00%	0	$0	0.00%	14914	$2,928,976,986	673.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,928,976,986	673.20%	0	$0	0.00%	0	$0	0.00%	14914	$2,928,976,986	673.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,706,351,272	621.19%	0	$0	0.00%	0	$0	0.00%	8177	$1,706,351,272	621.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,706,351,272	621.19%	0	$0	0.00%	0	$0	0.00%	8177	$1,706,351,272	621.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,871,975,649	584.63%	0	$0	0.00%	0	$0	0.00%	9947	$1,871,975,649	584.63%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,871,975,649	584.63%	0	$0	0.00%	0	$0	0.00%	9947	$1,871,975,649	584.63%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,864,657,574	500.48%	0	$0	0.00%	0	$0	0.00%	9595	$1,864,657,574	500.48%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,864,657,574	500.48%	0	$0	0.00%	0	$0	0.00%	9595	$1,864,657,574	500.48%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,639,215,465	496.31%	0	$0	0.00%	0	$0	0.00%	7973	$1,639,215,465	496.31%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,639,215,465	496.31%	0	$0	0.00%	0	$0	0.00%	7973	$1,639,215,465	496.31%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,568,331,131	424.68%	0	$0	0.00%	0	$0	0.00%	7648	$1,568,331,131	424.68%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,568,331,131	424.68%	0	$0	0.00%	0	$0	0.00%	7648	$1,568,331,131	424.68%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,365,421,411	447.94%	0	$0	0.00%	0	$0	0.00%	6646	$1,365,421,411	447.94%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,365,421,411	447.94%	0	$0	0.00%	0	$0	0.00%	6646	$1,365,421,411	447.94%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,500,743,051	398.55%	0	$0	0.00%	0	$0	0.00%	7173	$1,500,743,051	398.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,500,743,051	398.55%	0	$0	0.00%	0	$0	0.00%	7173	$1,500,743,051	398.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$524,819,179	3203.57%	0	$0	0.00%	0	$0	0.00%	8568	$524,819,179	3203.57%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$524,819,179	3203.57%	0	$0	0.00%	0	$0	0.00%	8568	$524,819,179	3203.57%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,843,312,795	757.30%	0	$0	0.00%	0	$0	0.00%	9169	$1,843,312,795	757.30%	1	$93,018	0.04%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,843,312,795	757.30%	0	$0	0.00%	0	$0	0.00%	9169	$1,843,312,795	757.30%	1	$93,018	0.04%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,860,479,716	784.99%	0	$0	0.00%	0	$0	0.00%	10374	$1,860,479,716	784.99%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,860,479,716	784.99%	0	$0	0.00%	0	$0	0.00%	10374	$1,860,479,716	784.99%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,869,428,926	814.21%	0	$0	0.00%	0	$0	0.00%	10974	$1,869,428,926	814.21%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,869,428,926	814.21%	0	$0	0.00%	0	$0	0.00%	10974	$1,869,428,926	814.21%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			377404	$69,643,428,532	100%	377404	$68,620,495,591	945.40%	0	$0	0.00%	0	$0	0.00%	377404	$68,620,495,591	945.40%	1	$93,018	0.00%	0	$0	0.00%

______________________________________

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.